Investments in Master Trust - Additional Information (Details) - EBP 102 - Master Trust Balances $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation	$ 4,600.0
Interest and dividend income	$ 657.4